Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 56,222	$ 374,091
Draws against commissions	208,344	175,103
Loan receivable		12,500
Prepaid stock compensation	185,000
Due from related parties		482,550
Total Current Assets	449,566	1,044,244
Operating lease right of use asset	318,114
Property and equipment, net	15,971	41,872
Total other assets	334,085	41,872
Total Assets	783,651	1,086,116
Current Liabilities:
Accounts payable and accruals	74,318	44,786
Operating lease liability – current portion	55,036
Total Current Liabilities	229,992	92,376
Long Term Liabilities:
Operating lease liability – net of current portion	297,529
Loan payable, net of current portion	139,362	140,117
Long Term Liabilities	436,891	140,117
Total Liabilities	666,883	232,493
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, $0.00001 par value, 480,000,000 shares authorized; 100,055,935 and 10,133,284 shares issued and outstanding, respectively	1,000	101	[1]
Additional paid in capital	2,804,236	426,500
Accumulated deficit	(2,688,468)	427,022
Total stockholders’ equity	116,768	853,623
Total Liabilities and Stockholders’ Equity	783,651	1,086,116
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value
Related Party [Member]
Current Assets:
Due from related parties		482,550
Current Liabilities:
Loan payable	90,000	40,000
Nonrelated Party [Member]
Current Liabilities:
Loan payable	$ 10,638	$ 7,590

[1]	Specifically related to reverse acquisition accounting.